Document and Entity Information	Mar. 31, 2020
Details
Registrant CIK	0001431074
Registrant Name	Bergio International, Inc.
SEC Form	S-1
Tax Identification Number (TIN)	27-1338257
Filer Category	Non-accelerated Filer
Small Business	true
Emerging Growth Company	false
Entity Incorporation, State or Country Code	WY
Entity Primary SIC Number	3910
Entity Address, Address Line One	12 Daniel Road E
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07007
City Area Code	973
Local Phone Number	227-3230
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY